Organization and principal activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Organization and principal activities
Net loss	¥ (196,557)	$ (28,498)	¥ (108,820)	¥ (296,140)
Net cash used in operating activities	(10,518)	$ (1,525)	¥ (32,182)	¥ 56,963
Net current liabilities	136,791
Convertible loan, current	¥ 113,000				$ 16,383
Exclusive business cooperation agreements
Organization and principal activities
Term of the agreements	10 years	10 years
Exclusive option agreements
Organization and principal activities
Options expiration period	10 years	10 years